PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Store operating equipment	1,287,211	1,260,623	197,819
Leasehold improvements	1,048,351	873,449	137,063
Office equipment and others	97,322	105,721	16,590
Office buildings	675,488	798,657	125,327
Mechanical equipment	—	77,072	12,094
Construction in progress	192,032	15,054	2,363
	3,300,404	3,130,576	491,256
Less: accumulated depreciation	(1,001,459)	(1,244,914)	(195,354)
Less: impairment	(228,487)	(80,561)	(12,642)

	2,070,458	1,805,101	283,260

Depreciation expense was RMB411,713, RMB483,279 and RMB465,237 (US$73,006) for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group entered into a project cooperation agreement and a strategic cooperation agreement with Xiamen municipal government and UCAR Inc. (collectively as the “Tri-Party Agreement”), pursuant to which the Group acquired the new headquarters building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. As of the date of this annual report, the Group is in the process of obtaining the real property ownership certificate for its headquarters, and is currently in discussions with the Xiamen municipal government to agree on a solution, including to enter into a new cooperation agreement.

Impairment for property and equipment was RMB228,487 and RMB80,561 (US$12,642) as of December 31, 2020 and 2021, respectively. It consisted of:

(1)

RMB54,179 and RMB53,957 (US$8,467) for the asset group related to Luckin Coffee EXPRESS in connection with the first generation Luckin Coffee EXPRESS machines purchased in 2019 for trial operation and launching in early 2020 as of December 31, 2020 and 2021, respectively. (See Note 2(m));

(2)	RMB117,778 and nil for the asset group related to the underperforming or planned closed self-operating stores as of December 31, 2020 and 2021, respectively (See Note 2(m));
(3)	RMB46,696 and RMB61 (US$10) for the asset group related to Luckin POP as of December 31, 2020 and 2021, respectively (See Note 2(m)); and
(4)	RMB9,834 and RMB26,543 (US$4,165) for the asset group related to store operating equipment and others as of December 31, 2020 and 2021, respectively (See Note 2(m)).

8.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

During the year ended December 31, 2021, impairment provision of RMB117,778 (US$18,482) related to the asset group related to the underperforming or closed self-operating stores, RMB46,635 (US$7,318) related to Luckin POP, impairment provision of RMB707 (US$111) for the asset group related to store operating equipment and others and impairment provision of RMB222 (US$35) related to Luckin Coffee EXPRESS were written off.